June 8, 2016

DBX ETF TRUST

Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF

Deutsche X-trackers Investment Grade Bond – Interest Rate Hedged ETF

Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF

(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information dated September 30, 2015, as supplemented

Effective June 9, 2016, the Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF (Ticker: HYIH), Deutsche X-trackers Investment Grade Bond – Interest Rate Hedged ETF (Ticker: IGIH) and Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF (Ticker: EMIH) will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

Please retain this supplement for future reference.